Related Parties (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Directors and to Key Management for Services	The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2024	2023
	$	$
Director compensation, and key management salaries and benefits (a)	4,100	4,101
Share-based compensation	2,106	3,081
	6,206	7,182

(a) Salaries and benefits include short-term incentive compensation.